Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

June 26, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 746 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register a new series of the Trust, to be called the Invesco NASDAQ 100 ETF. Please send copies of all correspondence with respect to this Amendment to the undersigned or contact me at (630) 432-3726.

Very truly yours,

/s/ William McAllister

William McAllister

Counsel

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